Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						8 Months Ended	12 Months Ended	8 Months Ended		2 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Dec. 31, 2012 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Dec. 31, 2012 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Dec. 31, 2012 Employee equity compensation	Dec. 31, 2011 Employee equity compensation	Dec. 31, 2010 Employee equity compensation	Aug. 25, 2010 Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation	Dec. 31, 2011 Non-Employee equity compensation	Dec. 31, 2010 Non-Employee equity compensation
Units / Shares authorized					800,000	500,000					400,000
Units granted							448,000		347,200		399,400
Number of annual installments								3				3
Vesting date of remaining awards										2013-08-31		2013-08-31
Shares exchange ratio													1.56
Unvested shares														205,000	194,400		338,135	536,666			650,464	650,464
Number of units converted														319,800	303,264
Vested shares																20,000	198,531				0
Number of units vested and converted																31,200
Value of unvested units accrued distribution				$ 1,823
Share based compensation	3,826	2,455	782														1,834	1,358	420		1,992	1,097	362
Total unrecognized compensation cost																	1,216
Grant date unit price																				$ 8.08
Expected period of recognition for unrecognized compensation cost																	0 years 7 months 25 days
Total unrecognized compensation cost																					$ 829
Grant date unit price																					$ 6.58
Expected period of recognition for unrecognized compensation cost																					0 years 8 months 0 days